Share-based payments	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based payments
27     Share-based payments
The Rio Tinto plc and Rio Tinto Limited share-based incentive plans are as follows:
UK Share Plan
The fair values of Matching and Free Shares awards are the market value of the shares on the date of purchase. The awards are settled in equity.
Equity Incentive Plan
Since 2018, all long-term incentive awards have been granted under the 2018 Equity Incentive Plan which allows for awards in the form of Performance Share Awards (PSA), Management Share Awards (MSA) and Bonus Deferral Awards (BDA) to be granted. In general, these awards will be settled in equity, including the dividends accumulated from date of award to vesting and therefore the awards are accounted for in accordance with the requirements applying to equity-settled share-based payment transactions.
Performance Share Awards (Performance Share Plans prior to 2018)
Participants are generally assigned shares in settlement of their PSA on vesting. Therefore the awards are accounted for in accordance with the requirements applying to equity-settled share-based payment transactions, including the dividends accumulated from date of award to vesting.
For the parts of awards with Total Shareholder Return (TSR) performance conditions, the fair value of the awards is calculated using a Monte Carlo simulation model taking into account the TSR performance conditions. One-third of the awards granted up to 2017 (inclusive) are subject to an earnings margin performance target relative to ten global mining comparators. As a non-market related performance condition, the fair value recognised is reviewed at each accounting date based on the prevailing expected outcome. Forfeitures prior to vesting are assumed at 5% per annum of outstanding awards (2021: 5% per annum).
For grants made from 2018, the earnings margin performance target applying to the PSA was removed. Since 2018, only the TSR performance conditions apply to the PSA.
Management Share Awards
The vesting of these awards is dependent on service conditions being met; no performance conditions apply.
The fair value of each award on the day of grant is equal to the share price on the day of grant. Forfeitures prior to vesting are assumed at 7% per annum of outstanding awards (2021: 7% per annum).

Bonus Deferral Awards
BDAs provide for the mandatory deferral of 50% of the bonuses for executive directors and Executive Committee members .
The vesting of these awards is dependent only on service conditions being met. The fair value of each award on the day of grant is equal to the share price on the day of grant. Forfeitures prior to vesting are assumed at 3% per annum of outstanding awards (2021: 3% per annum).
Global Employee Share Plans
The Global Employee Share Plans were introduced in 2012 and re-approved by shareholders in 2021. Under these Plans, the companies provide a matching share award for each investment share purchased by a participant. The vesting of matching awards is dependent on service conditions being met and the continued holding of investment shares by the participant until vesting. These awards are settled in equity including the dividends accumulated from date of award to vesting. The fair value of each matching share on the day of grant is equal to the share price on the date of purchase less a deduction of 15% for estimated cancellations (caused by employees withdrawing their investment shares prior to vesting. Forfeitures prior to vesting are assumed at 5% per annum of outstanding awards (2021: 5% per annum).
The PSA, MSA, BDA and awards under the Global Employee Share Plans and UK Share Plan together represent 100% (2021: 100%) of the total IFRS 2 charge for Rio Tinto plc and Rio Tinto Limited plans in 2022.
Recognition and measurement:
These plans are accounted for in accordance with the fair value recognition provisions of IFRS 2 “Share-based Payment”.
The fair value of the Group’s share plans is recognised as an expense over the expected vesting period with an offset to retained earnings for Rio Tinto plc plans and to other reserves for Rio Tinto Limited plans.
The Group uses fair values provided by independent actuaries calculated using a Monte Carlo simulation model.
The terms of each plan are considered at the balance sheet date to determine whether the plan should be accounted for as equity-settled or cash-settled. The Group does not operate any material plans as cash-settled although certain awards can be settled in cash at the discretion of the directors or where settling awards in equity is challenging or prohibited by local laws and regulations. The value of these awards is immaterial.
The Group’s equity-settled share plans are settled either by: the issuance of shares by the relevant parent company; the purchase of shares on market; or the use of shares held in treasury. If the cost of shares acquired to satisfy the plans differs from the expense charged, the difference is taken to retained earnings or other reserves, as appropriate.
The charge that has been recognised in the income statement for Rio Tinto’s share-based incentive plans, and the related liability (for cash-settled awards), is set out in the table below.

	Charge recognised for the year			Liability at the end of the year
	2022 US$m	2021 US$m	2020 US$m	2022 US$m	2021 US$m
Equity-settled awards	117	122	131	—	—
Cash-settled awards	5	4	7	7	6
Total	122	126	138	7	6
Performance Share Awards (granted under either the Performance Share Plans or the Equity Incentive Plans)

	Rio Tinto plc awards				Rio Tinto Limited awards
	2022 number	Weighted average fair value at grant date 2022 £	2021 number	Weighted average fair value at grant date 2021 £	2022 number	Weighted average fair value at grant date 2022 A$	2021 number	Weighted average fair value at grant date 2021 A$
Unvested awards at 1 January	3,376,072	24.26	3,778,041	21.01	1,276,694	50.46	1,391,373	44.40
Awarded	518,950	25.60	676,296	29.63	256,508	51.21	217,178	60.67
Forfeited	(9,973)	31.68	(474,878)	20.85	(38,733)	51.09	(59,291)	46.42
Failed performance conditions	(326,522)	32.83	(189,799)	19.43	(149,788)	61.40	(89,448)	44.07
Vested	(655,078)	20.49	(413,588)	9.48	(304,441)	38.68	(183,118)	20.96
Unvested awards at 31 December	2,903,449	24.36	3,376,072	24.26	1,040,240	52.51	1,276,694	50.46

	Rio Tinto plc awards				Rio Tinto Limited awards
	2022 number	Weighted average share price at vesting 2022 £	2021 number	Weighted average share price at vesting 2021 £	2022 number	Weighted average share price at vesting 2022 A$	2021 number	Weighted average share price at vesting 2021 A$
Vested awards settled in shares during the year (including dividend shares applied on vesting)	632,533	54.96	431,682	62.63	247,216	115.25	184,876	127.37
Vested awards settled in cash during the year (including dividend shares applied on vesting)	230,006	54.67	63,144	62.35	140,479	115.35	29,737	127.5
In addition to the equity-settled awards shown above, there were 26,394 Rio Tinto plc and 23,917 Rio Tinto Limited cash-settled awards outstanding at 31 December 2022 (2021: 20,548 Rio Tinto plc and 27,476 Rio Tinto Limited cash-settled awards outstanding). The total liability for these awards at 31 December 2022 was US$2 million (2021: US$2 million).
Management Share Awards, Bonus Deferral Awards (granted under the Management Share Plans or Equity Incentive Plans), Global Employee Share Plans and UK Share Plan (combined)

	Rio Tinto plc awards(a)				Rio Tinto Limited awards
	2022 number	Weighted average fair value at grant date 2022 £	2021 number	Weighted average fair value at grant date 2021 £	2022 number	Weighted average fair value at grant date 2022 A$	2021 number	Weighted average fair value at grant date 2021 A$
Unvested awards at 1 January(b)	2,493,826	43.55	2,650,861	37.50	2,164,568	92.31	2,216,734	82.52
Awarded	1,187,887	50.37	987,665	52.07	1,068,556	95.69	887,022	105.47
Forfeited	(146,816)	56.66	(202,248)	23.84	(155,631)	96.46	(130,990)	90.01
Cancelled	(65,267)	44.99	(42,812)	45.09	(46,300)	86.44	(46,624)	87.08
Vested	(883,951)	39.69	(899,640)	39.44	(690,488)	86.96	(761,574)	79.86
Unvested awards at 31 December(b)	2,585,679	47.22	2,493,826	43.55	2,340,705	95.27	2,164,568	92.31
Comprising:
– Management Share Awards	1,220,559	48.82	1,241,695	43.63	1,150,641	103.00	1,178,538	95.70
– Bonus Deferral Awards	139,782	55.96	158,572	42.31	60,862	113.13	46,660	96.08
– Global Employee Share Plan	1,191,738	44.51	1,060,394	43.49	1,129,202	86.43	939,370	87.86
– UK Share Plan	33,600	49.05	33,165	47.94	—	—	—	—
27     Share-based payments continued

	2022 number	Weighted average share price at vesting 2022 £	2021 number	Weighted average share price at vesting 2021 £	2022 number	Weighted average share price at vesting 2022 A$	2021 number	Weighted average share price at vesting 2021 A$
Vested awards settled in shares during the year (including dividend shares applied on vesting):
– Management Share Awards	529,054	54.59	547,487	60.74	486,587	113.18	550,161	122.89
– Bonus Deferral Awards	136,317	55.11	100,368	47.96	32,080	107.78	34,279	105.55
– Global Employee Share Plan	478,204	51.52	407,314	54.61	337,782	104.82	312,109	112.33
– UK Share Plan	12,176	55.20	20,111	57.15	—	—	—	—
Vested awards settled in cash during the year (including dividend shares applied on vesting):
– Bonus Deferral Awards	23,611	55.98	23,371	46.12	12,699	113.23	19,607	93.5
(a)Awards of Rio Tinto American Depositary Receipts (ADRs) under the Global Employee Share Plan are included within the totals for Rio Tinto plc awards for the purpose of these tables.
(b)These numbers are presented and calculated in accordance with IFRS 2 and represent awards for which an IFRS 2 charge continues to be accrued for.
In addition to the equity-settled awards shown above, there were 90,748 Rio Tinto plc and 9,685 Rio Tinto Limited cash-settled awards outstanding at 31 December 2022 (2021: 89,239 Rio Tinto plc and 12,217 Rio Tinto Limited cash-settled awards outstanding). The total liability for these awards at 31 December 2022 was US$5 million (2021: US$4 million).